Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in demographic assumptions	$ (167)	$ (2)
Changes in financial assumptions	1,337	(480)
Experience adjustments	2	70
Return on plan assets (excluding interest based on discount rate)	(1,991)	895
Change in asset ceiling (excluding interest income)	(4)	1
Total remeasurements of employee benefit plans	(823)	484
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in demographic assumptions	(50)	(27)
Changes in financial assumptions	122	(45)
Experience adjustments	5	2
Total remeasurements of employee benefit plans	$ 77	$ (70)